Research and Development Costs Advertising Costs and Shipping and Handling Costs (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Costs Advertising Costs and Shipping and Handling Costs (Textuals) [Abstract]
Research and development costs	¥ 426,814	¥ 432,001	¥ 497,297
Advertising costs included in selling, general and administrative expenses	396,425	383,540	436,412
Shipping and handling costs for finished goods	¥ 91,926	¥ 83,622	¥ 120,175